GENERAL (Details) - Schedule of Transactions to the consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Less: Loss upon entering Transactions	$ 4,783	$ 0
SPAC Merger [Member]
Business Acquisition [Line Items]
Accrued expenses assumed	1,329
Warrants to ordinary shares assumed	1,130
Related Party Promissory Note issued	3,288
Underwriters Promissory Note issued	1,336
Less: Loss upon entering Transactions	(4,783)
Effect of reverse recapitalization, net of transaction costs	$ 2,300